Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 92.5%
Aerospace & Defense — 1.4%
Mercury Systems, Inc.*	13,585	$1,051,479
Moog, Inc., Class A	4,492	932,854
		1,984,333
Agriculture — 0.3%
Fresh Del Monte Produce, Inc.	14,410	500,315
Airlines — 0.6%
SkyWest, Inc.*	8,217	826,795
Apparel — 0.9%
Capri Holdings Ltd.*	27,983	557,421
Kontoor Brands, Inc.	8,483	676,689
		1,234,110
Auto Parts & Equipment — 2.3%
Adient PLC*	21,370	514,590
Dana, Inc.	14,706	294,708
Fox Factory Holding Corp.*	14,148	343,655
Phinia, Inc.	20,892	1,200,872
Visteon Corp.	8,599	1,030,676
		3,384,501
Banks — 19.8%
Amerant Bancorp, Inc.	14,070	271,129
Ameris Bancorp	28,847	2,114,773
Atlantic Union Bankshares Corp.	53,141	1,875,346
Cadence Bank	50,559	1,897,985
CoastalSouth Bancshares, Inc.*	20,959	457,116
Columbia Banking System, Inc.	49,481	1,273,641
Community Financial System, Inc.	19,420	1,138,789
ConnectOne Bancorp, Inc.	52,322	1,298,109
FB Financial Corp.	22,583	1,258,776
First Merchants Corp.	28,626	1,079,200
Glacier Bancorp, Inc.	40,152	1,954,198
MidWestOne Financial Group, Inc.	33,165	938,238
Northpointe Bancshares, Inc.	41,214	703,935
Old Second Bancorp, Inc.	58,049	1,003,377
Origin Bancorp, Inc.	33,960	1,172,299
Renasant Corp.	47,582	1,755,300
Seacoast Banking Corp of Florida	36,537	1,111,821
SOUTHSTATE BANK CORP	11,725	1,159,251
TriCo Bancshares	21,439	952,106
UMB Financial Corp.	19,722	2,334,099
Valley National Bancorp	146,536	1,553,281
Walker & Dunlop, Inc.	14,592	1,220,183
		28,522,952
Biotechnology — 3.6%
Bridgebio Pharma, Inc.*	4,479	232,639
CG oncology, Inc.*	8,964	361,070
Cytokinetics, Inc.*	15,080	828,797
Dynavax Technologies Corp.*	23,036	228,747
Ideaya Biosciences, Inc.*	9,247	251,611
Immunovant, Inc.*	12,328	198,727
Ionis Pharmaceuticals, Inc.*	5,799	379,371
Ligand Pharmaceuticals, Inc.*	3,659	648,155
Mineralys Therapeutics, Inc.*	10,144	384,660
	Number of Shares	Value†

Biotechnology — (continued)
NeoGenomics, Inc.*	63,214	$488,012
Revolution Medicines, Inc.*	7,908	369,304
Syndax Pharmaceuticals, Inc.*	21,726	334,255
Ultragenyx Pharmaceutical, Inc.*	7,985	240,189
Xenon Pharmaceuticals, Inc.*	6,276	251,981
		5,197,518
Building Materials — 2.7%
Griffon Corp.	5,403	411,438
Knife River Corp.*	9,902	761,167
Masterbrand, Inc.*	52,880	696,430
Modine Manufacturing Co.*	2,905	412,975
SPX Technologies, Inc.*	9,043	1,689,051
		3,971,061
Chemicals — 1.8%
Avient Corp.	41,324	1,361,626
H.B. Fuller Co.	15,519	919,966
Rogers Corp.*	4,047	325,622
		2,607,214
Coal — 0.3%
Core Natural Resources, Inc.	5,204	434,430
Commercial Services — 1.9%
BrightView Holdings, Inc.*	52,175	699,145
Korn Ferry	16,554	1,158,449
Valvoline, Inc.*	25,394	911,898
		2,769,492
Computers — 1.3%
ASGN, Inc.*	14,378	680,798
Insight Enterprises, Inc.*	2,028	229,995
V2X, Inc.*	10,128	588,336
Varonis Systems, Inc.*	6,210	356,889
		1,856,018
Cosmetics & Personal Care — 0.5%
Prestige Consumer Healthcare, Inc.*	10,682	666,557
Distribution & Wholesale — 0.6%
MRC Global, Inc.*	34,983	504,455
VSE Corp.	2,439	405,459
		909,914
Diversified Financial Services — 5.7%
Bread Financial Holdings, Inc.	13,055	728,077
Encore Capital Group, Inc.*	17,133	715,131
Enova International, Inc.*	7,969	917,152
Jefferson Capital, Inc.	40,873	705,468
Miami International Holdings, Inc.*	5,300	213,378
PennyMac Financial Services, Inc.	16,452	2,038,074
Perella Weinberg Partners	68,792	1,466,646
Piper Sandler Cos.	3,983	1,382,061
		8,165,987
Electric — 1.8%
IDACORP, Inc.	11,321	1,496,070
MGE Energy, Inc.	6,550	551,379

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electric — (continued)
TXNM Energy, Inc.	10,319	$583,540
		2,630,989
Electrical Components & Equipment — 1.1%
Belden, Inc.	6,202	745,915
Energizer Holdings, Inc.	11,410	283,995
Littelfuse, Inc.	2,104	544,957
		1,574,867
Electronics — 4.3%
Advanced Energy Industries, Inc.	3,720	632,921
Bel Fuse, Inc., Class B	2,529	356,640
ESCO Technologies, Inc.	5,848	1,234,571
Itron, Inc.*	4,463	555,911
Knowles Corp.*	55,290	1,288,810
Mirion Technologies, Inc.*	14,239	331,199
Sanmina Corp.*	8,119	934,578
TTM Technologies, Inc.*	14,450	832,320
		6,166,950
Engineering & Construction — 3.0%
Arcosa, Inc.	15,615	1,463,281
Centuri Holdings, Inc.*	28,289	598,878
Fluor Corp.*	13,138	552,716
Granite Construction, Inc.	8,280	907,902
MYR Group, Inc.*	3,655	760,350
		4,283,127
Entertainment — 0.8%
Churchill Downs, Inc.	5,550	538,405
Red Rock Resorts, Inc., Class A	10,576	645,771
		1,184,176
Food — 0.6%
Grocery Outlet Holding Corp.*	20,484	328,768
Utz Brands, Inc.	42,848	520,603
		849,371
Gas — 2.8%
Chesapeake Utilities Corp.	8,018	1,079,945
MDU Resources Group, Inc.	28,161	501,547
ONE Gas, Inc.	16,972	1,373,714
Spire, Inc.	13,150	1,071,988
		4,027,194
Hand & Machine Tools — 0.3%
Cadre Holdings, Inc.	11,197	408,803
Healthcare Products — 1.2%
Globus Medical, Inc., Class A*	8,015	459,019
LivaNova PLC*	15,000	785,700
Merit Medical Systems, Inc.*	6,480	539,330
		1,784,049
Home Builders — 3.8%
Forestar Group, Inc.*	18,823	500,503
Installed Building Products, Inc.	2,203	543,392
M/I Homes, Inc.*	7,831	1,131,110
Meritage Homes Corp.	21,375	1,548,191
	Number of Shares	Value†

Home Builders — (continued)
Taylor Morrison Home Corp.*	26,101	$1,722,927
		5,446,123
Household Products & Wares — 0.3%
Central Garden & Pet Co., Class A*	14,349	423,726
Insurance — 2.9%
Abacus Global Management, Inc.*	95,057	544,677
CNO Financial Group, Inc.	25,577	1,011,570
HCI Group, Inc.	4,472	858,311
Kemper Corp.	10,484	540,450
NMI Holdings, Inc.*	19,164	734,748
Slide Insurance Holdings, Inc.*	31,919	503,841
		4,193,597
Iron & Steel — 0.9%
Commercial Metals Co.	21,661	1,240,742
Leisure Time — 0.7%
Polaris, Inc.	12,418	721,858
Topgolf Callaway Brands Corp.*	37,265	354,018
		1,075,876
Machinery — Construction & Mining — 0.7%
Terex Corp.	18,560	952,128
Machinery — Diversified — 1.8%
Esab Corp.	6,153	687,536
Gates Industrial Corp. PLC*	56,718	1,407,741
The Gorman-Rupp Co.	11,296	524,247
		2,619,524
Metal Fabricate/Hardware — 0.9%
Standex International Corp.	6,176	1,308,694
Mining — 1.8%
Coeur Mining, Inc.*	74,573	1,398,989
Constellium S.E.*	39,695	590,662
SSR Mining, Inc.*	22,387	546,691
		2,536,342
Miscellaneous Manufacturing — 0.3%
Federal Signal Corp.	3,901	464,180
Oil & Gas — 4.9%
California Resources Corp.	18,077	961,335
CNX Resources Corp.*	33,598	1,079,168
Delek US Holdings, Inc.	17,237	556,238
Magnolia Oil & Gas Corp., Class A	49,939	1,192,044
Matador Resources Co.	16,790	754,375
Noble Corp. PLC	31,048	878,037
Patterson-UTI Energy, Inc.	86,975	450,530
Seadrill Ltd.*	12,070	364,635
SM Energy Co.	31,478	786,006
		7,022,368
Oil & Gas Services — 0.6%
Kodiak Gas Services, Inc.	22,371	827,056

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Packaging and Containers — 0.9%
Greif, Inc., Class A	13,421	$802,039
Silgan Holdings, Inc.	12,485	536,980
		1,339,019
Pharmaceuticals — 0.9%
Alkermes PLC*	19,578	587,340
Madrigal Pharmaceuticals, Inc.*	915	419,674
Protagonist Therapeutics, Inc.*	3,725	247,452
		1,254,466
Pipelines — 0.4%
Kinetik Holdings, Inc.	12,801	547,115
Real Estate — 1.9%
Cushman & Wakefield PLC*	81,483	1,297,209
Newmark Group, Inc., Class A	78,934	1,472,119
		2,769,328
Retail — 3.6%
Academy Sports & Outdoors, Inc.	13,264	663,465
Advance Auto Parts, Inc.	9,606	589,808
American Eagle Outfitters, Inc.	18,035	308,579
Black Rock Coffee Bar, Inc., Class A*	12,406	296,007
First Watch Restaurant Group, Inc.*	24,518	383,462
Group 1 Automotive, Inc.	2,272	994,023
La-Z-Boy, Inc.	10,870	373,058
Patrick Industries, Inc.	9,248	956,521
Urban Outfitters, Inc.*	8,160	582,869
		5,147,792
Savings & Loans — 0.8%
Banc of California, Inc.	71,259	1,179,336
Semiconductors — 2.6%
Axcelis Technologies, Inc.*	8,612	840,876
Cohu, Inc.*	23,247	472,611
Qorvo, Inc.*	6,493	591,382
Rambus, Inc.*	2,929	305,202
Semtech Corp.*	6,798	485,717
Silicon Laboratories, Inc.*	4,160	545,501
Ultra Clean Holdings, Inc.*	17,632	480,472
		3,721,761
Software — 0.9%
BlackLine, Inc.*	5,548	294,599
Commvault Systems, Inc.*	1,958	369,631
Digi International, Inc.*	8,945	326,135
PagerDuty, Inc.*	21,665	357,906
		1,348,271
Transportation — 1.3%
DHT Holdings, Inc.	47,447	566,992
Saia, Inc.*	2,283	683,439
Scorpio Tankers, Inc.	10,924	612,290
		1,862,721
TOTAL COMMON STOCKS (Cost $118,558,874)		133,220,888
	Number of Shares	Value†

REAL ESTATE INVESTMENT TRUSTS — 8.3%
Apartments — 0.9%
Independence Realty Trust, Inc.	81,044	$1,328,311
Diversified — 0.9%
InvenTrust Properties Corp.	32,460	929,005
UMH Properties, Inc.	29,908	444,134
		1,373,139
Hotels & Resorts — 0.3%
Ryman Hospitality Properties, Inc.	4,639	415,608
Industrial — 1.6%
STAG lndustrial, Inc.	26,339	929,503
Terreno Realty Corp.	24,357	1,382,260
		2,311,763
Mortgage Banks — 0.7%
Ladder Capital Corp.	86,900	948,079
Office Property — 1.6%
COPT Defense Properties	39,792	1,156,355
Cousins Properties, Inc.	37,953	1,098,360
		2,254,715
Regional Malls — 0.5%
Tanger, Inc.	23,385	791,349
Single Tenant — 1.3%
Essential Properties Realty Trust, Inc.	35,211	1,047,879
Four Corners Property Trust, Inc.	32,759	799,320
		1,847,199
Storage & Warehousing — 0.5%
Smartstop Self Storage REIT, Inc.	20,559	773,841
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,608,460)		12,044,004

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%) (Cost $823,313)	823,313	823,313
TOTAL INVESTMENTS — 101.4% (Cost $131,990,647)		$146,088,205
Other Assets & Liabilities — (1.4)%		(2,009,206)
TOTAL NET ASSETS — 100.0%		$144,078,999

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.E.— Societas Europaea.

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